EQUITY PLANS AND SHARE-BASED COMPENSATION - Schedule of Stock Option Activity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Option Shares
Outstanding, beginning balance (in shares)	97	110
Granted (in shares)	0	0
Exercised (in shares)	0	0
Canceled (in shares)		(13)
Outstanding, ending balance (in shares)		97	110
Outstanding and Exercisable, ending balance (in shares)	97
Weighted Average Remaining Contractual Life in Years
Outstanding		5 years 2 months 4 days	5 years 2 months 4 days
Outstanding and Exercisable	4 years 5 months 4 days